FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 2,051
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Trade and other receivables	971
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade and other receivables	27
Argentina, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	53
Mexico, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	163
Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Trade and other receivables	760
Colombia, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	76
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1